Warrant liabilities (Details) - Schedule of assumptions used in calculating estimated fair value of such warrant liabilities - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Volatility		58.00%
Risk-free rate		0.22%
Contractual term (years)		6 months 29 days
Number of warrants in aggregate (in Shares)	14,961.265	4,606.027
Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Volatility	85.00%
Risk-free rate	3.80%
Contractual term (years)	6 years 1 month 6 days
Exercise price (in Dollars per share)	$ 500	$ 963
Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Volatility	91.80%
Risk-free rate	3.90%
Contractual term (years)	9 years 10 months 24 days
Exercise price (in Dollars per share)	$ 1,512	$ 1,406